OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost:
Cost, beginning		$ 77
Additions		(3)
Reclassification - Property held for sale		(74)
Cost, ending
Accumulated amortization:
Accumulated amortization, beginning		(64)
Amortization charge for the year		(15)
Reclassification - Property held for sale		79
Accumulated amortization, ending
Other assets, net:
Intangible assets, net
Above, below market value of in-place leases [Member]
Cost:
Cost, beginning	73	147
Additions
Reclassification - Property held for sale		(74)
Cost, ending		73
Accumulated amortization:
Accumulated amortization, beginning	73	13
Amortization charge for the year		(19)
Reclassification - Property held for sale		79
Accumulated amortization, ending		73
Other assets, net:
Intangible assets, net
Currency translation adjustment [Member]
Cost:
Cost, beginning	(73)	(70)
Additions		(3)
Reclassification - Property held for sale
Cost, ending		(73)
Accumulated amortization:
Accumulated amortization, beginning	(73)	(77)
Amortization charge for the year		4
Reclassification - Property held for sale
Accumulated amortization, ending		(73)
Other assets, net:
Intangible assets, net